Note 10. Debt and Capital Lease Obligations (Principal Payments on Long-Term Debt) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Finance Obligations Under Sale Leaseback [Member]
Debt Instrument [Line Items]
Long Term Debt Maturities Repayments Of Principal Total	$ 5,507.2
Solar Energy [Member]
Debt Instrument [Line Items]
Other System Financing transactions	$ 67.0	$ 121.9
Solar Energy [Member] | Other System Financing [Member]
Debt Instrument [Line Items]
Long-term Debt, Current Maturities		16.2
Long-term Debt, Excluding Current Maturities		$ 50.8